CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 49,602	$ 58,753
Short-term investments	25,595	9,684
Accounts receivable	20,368	17,014
Inventories	34,590	33,572
Total other assets and deferred charges net	2,931	3,242
Assets current	133,086	122,265
Long-term investments	23,051	21,048
Property, plant and equipment	191,045	181,582
Less accumulated depreciation and amortization	111,324	106,689
Property plant and equipment Net	79,721	74,893
Other assets and deferred charges:
Patents	1,599	1,659
Goodwill	9,730	9,730
Other	1,564	1,621
Prepaid expense and other assets noncurrent	12,893	13,010
Total assets	248,751	231,216
Total assets	248,751	231,216
Current liabilities:
Accounts payable and accrued liabilities	10,143	9,601
Accrued income and other taxes	799	619
Liabilities, Current	10,942	10,220
Other non-current liabilities	12,549	10,229
Line of credit	0	0
Stockholders’ equity:
Common stock, par value $0.10 per share; authorized 10,000 shares, issued 3,420 shares	342	342
Paid-in capital	51,332	50,391
Retained earnings	305,846	291,761
Treasury shares,1,565 at June 30, 2019 and 1,567 at December 31, 2018, at cost	(132,260)	(131,727)
Total stockholders’ equity	225,260	210,767
Total liabilities and stockholders’ equity	$ 248,751	$ 231,216